AST BALANCED ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 89.4%
Affiliated Mutual Funds
AST AB Global Bond Portfolio*	31,987,868	$ 375,537,571
AST AQR Emerging Markets Equity Portfolio*	636,873	6,948,287
AST AQR Large Cap Core Portfolio*	33,102,471	628,615,920
AST BlackRock/Loomis Sayles Bond Portfolio*	22,905,286	337,852,964
AST ClearBridge Dividend Growth Portfolio*	32,181,470	666,156,420
AST Goldman Sachs Global Income Portfolio*	16,043,913	187,874,220
AST Goldman Sachs Small-Cap Value Portfolio*	3,890,375	90,956,957
AST High Yield Portfolio*	1,134,152	12,577,751
AST Hotchkis & Wiley Large-Cap Value Portfolio*	6,713,838	204,167,811
AST International Growth Portfolio*	21,947,302	406,025,085
AST International Value Portfolio*	20,710,696	409,036,253
AST Jennison Large-Cap Growth Portfolio*	6,907,291	249,145,976
AST Loomis Sayles Large-Cap Growth Portfolio*	7,473,202	434,790,865
AST MFS Growth Portfolio*	8,191,178	251,878,730
AST MFS Large-Cap Value Portfolio*	22,318,646	487,439,239
AST Mid-Cap Growth Portfolio*	3,368,095	37,419,537
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	594,638	19,712,244
AST Parametric Emerging Markets Equity Portfolio*	345,147	3,140,836
AST PIMCO Dynamic Bond Portfolio*	7,381,279	73,296,102
AST Prudential Core Bond Portfolio*	98,392,327	1,313,537,569
AST QMA International Core Equity Portfolio*	29,860,554	349,965,693
AST QMA Large-Cap Portfolio*	31,811,703	631,144,195
AST Small-Cap Growth Opportunities Portfolio*	3,522,428	75,062,945
AST Small-Cap Growth Portfolio*	1,560,641	75,238,501
AST Small-Cap Value Portfolio*	2,292,348	61,251,537
AST T. Rowe Price Large-Cap Growth Portfolio*	7,412,123	310,790,314
AST T. Rowe Price Large-Cap Value Portfolio*	28,598,125	461,287,761
AST Templeton Global Bond Portfolio*	23,137	260,989
AST WEDGE Capital Mid-Cap Value Portfolio*	782,865	19,407,220
AST Wellington Management Global Bond Portfolio*	78,305,831	936,537,744
AST Western Asset Core Plus Bond Portfolio*	38,317,908	531,086,210
	Shares	Value
Affiliated Mutual Funds (continued)
AST Western Asset Emerging Markets Debt Portfolio*	1,261,682	$ 15,026,638

Total Long-Term Investments (cost $7,947,582,400)(w)		9,663,170,084

Short-Term Investments — 10.6%
Affiliated Mutual Fund — 10.3%
PGIM Core Ultra Short Bond Fund (cost $1,112,507,812)(w)	1,112,507,812	1,112,507,812

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.3%
U.S. Treasury Bills
3.803%	12/19/19	31,300	31,181,499
(cost $31,169,224)

Total Short-Term Investments (cost $1,143,677,036)			1,143,689,311

TOTAL INVESTMENTS—100.0% (cost $9,091,259,436)			10,806,859,395

Liabilities in excess of other assets(z) — (0.0)%			(664,356)

Net Assets — 100.0%			$ 10,806,195,039

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EAFE	Europe, Australasia, Far East
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal or notional amounts is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
675	2 Year U.S. Treasury Notes	Dec. 2019	$145,462,500	$ (433,636)
A1

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
2,059	10 Year U.S. Treasury Notes	Dec. 2019	$268,313,438	$(2,733,412)
1,368	Mini MSCI EAFE Index	Dec. 2019	129,850,560	(3,659,218)
351	Russell 2000 E-Mini Index	Dec. 2019	26,763,750	(1,021,045)
2,413	S&P 500 E-Mini Index	Dec. 2019	359,356,025	(670,901)
190	S&P 500 Index	Dec. 2019	141,478,750	(1,437,991)
				$(9,956,203)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2